IFRS 7 Disclosure (Tables)	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Summary of Exposure to Credit Risk

Exposure to credit risk

$ millions, as at	2019 Jan. 31	2018 Oct. 31
Business and government portfolios – advanced internal ratings-based approach
Drawn	$157,896	$151,299
Undrawn commitments	48,804	50,797
Repo-style transactions	152,898	137,759
Other off-balance sheet	80,912	80,502
OTC derivatives	23,539	21,621
Gross exposure at default (EAD) on business and government portfolios	464,049	441,978
Less: Collateral held for repo-style transactions	139,881	125,368
Net EAD on business and government portfolios	324,168	316,610
Retail portfolios – advanced internal ratings-based approach
Drawn	254,522	259,128
Undrawn commitments	74,359	73,954
Other off-balance sheet	289	286
Gross EAD on retail portfolios	329,170	333,368
Standardized portfolios	58,629	51,983
Securitization exposures	11,210	13,661
Gross EAD	$863,058	$840,990
Net EAD	$723,177	$715,622

Summary of Risk Measurement

The following table shows the rating profile of OTC derivative mark-to-market (MTM) receivables:

$ billions, as at	2019 Jan. 31		2018 Oct. 31
	Exposure (1)
Investment grade	$6.06	87.4%	$6.78	87.3%
Non-investment grade	0.86	12.4	0.97	12.5
Watch list	0.01	0.2	0.01	0.1
Default	–	–	0.01	0.1
	$6.93	100.0%	$7.77	100.0%
(1)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Summary of Market Risks by Type of Risks

$ millions, as at or for the three months ended				2019 Jan. 31		2018 Oct. 31		2018 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Interest rate risk	$5.2	$2.8	$4.5	$4.1	$3.5	$4.9	$3.2	$4.4
Credit spread risk	1.8	0.9	1.1	1.3	1.6	1.0	0.7	0.8
Equity risk	7.5	2.3	2.7	3.5	3.7	2.7	2.3	2.6
Foreign exchange risk	2.3	0.6	1.5	1.3	1.3	1.0	1.8	2.4
Commodity risk	2.8	1.1	1.3	1.4	1.5	1.6	1.8	2.6
Debt specific risk	1.8	1.3	1.6	1.5	1.3	1.6	1.2	1.3
Diversification effect (1)	n/m	n/m	(7.7)	(7.8)	(7.9)	(7.7)	(6.8)	(8.9)
Total VaR (one-day measure)	$8.3	$4.0	$5.0	$5.3	$5.0	$5.1	$4.2	$5.2
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Stressed Value at Risk by Trading Activities

$ millions, as at or for the three months ended				2019 Jan. 31		2018 Oct. 31		2018 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Interest rate risk	$25.1	$9.7	$17.6	$15.8	$14.2	$14.4	$11.8	$21.6
Credit spread risk	18.1	8.5	10.0	13.6	17.9	11.2	7.3	6.3
Equity risk	8.9	3.0	3.4	5.2	6.3	3.3	4.1	2.1
Foreign exchange risk	17.3	2.0	8.2	7.3	2.7	2.4	8.4	6.6
Commodity risk	4.6	1.3	2.3	2.6	2.5	2.1	2.5	3.1
Debt specific risk	7.3	4.9	5.9	6.0	6.3	5.2	4.0	3.3
Diversification effect (1)	n/m	n/m	(36.7)	(32.4)	(33.4)	(29.1)	(24.8)	(33.5)
Stressed total VaR (one-day measure)	$42.0	$8.9	$10.7	$18.1	$16.5	$9.5	$13.3	$9.5
(1)	Stressed total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Incremental Risk Charge by Trading Activities

$ millions, as at or for the three months ended				2019 Jan. 31		2018 Oct. 31		2018 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Default risk	$218.0	$168.1	$180.9	$193.8	$176.1	$153.8	$125.2	$116.0
Migration risk	73.5	45.5	67.2	57.3	53.1	46.7	44.2	65.7
IRC (one-year measure) (1)	$279.1	$219.2	$248.1	$251.1	$229.2	$200.5	$169.4	$181.7
(1)	High and low IRC are not equal to the sum of the constituent parts, because the highs and lows of the constituent parts may occur on different days.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at	2019 Jan. 31		2018 Oct. 31		2018 Jan. 31
	CAD (1)	USD	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$241	$50	$170	$32	$228	$47
Increase (decrease) in present value of shareholders’ equity	(418)	(286)	(396)	(230)	(340)	(106)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(301)	(64)	(246)	(58)	(305)	(100)
Increase (decrease) in present value of shareholders’ equity	333	78	316	269	303	17
(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources

Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2019	Cash and deposits with banks	$16,572	$–	$16,572	$732	$15,840
Jan. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	71,955	80,963	152,918	85,670	67,248
	Other debt securities	7,173	2,136	9,309	1,402	7,907
	Equities	25,365	18,133	43,498	27,077	16,421
	Canadian government guaranteed National Housing Act mortgage-backed securities	43,953	1,052	45,005	12,477	32,528
	Other liquid assets (2)	6,708	2,188	8,896	6,133	2,763
		$171,726	$104,472	$276,198	$133,491	$142,707
2018	Cash and deposits with banks	$17,691	$–	$17,691	$686	$17,005
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	67,478	74,933	142,411	75,431	66,980
	Other debt securities	6,684	2,092	8,776	1,240	7,536
	Equities	25,018	20,641	45,659	27,859	17,800
	Canadian government guaranteed National Housing Act mortgage-backed securities	39,465	834	40,299	10,182	30,117
	Other liquid assets (2)	6,500	1,598	8,098	6,621	1,477
		$162,836	$100,098	$262,934	$122,019	$140,915
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values

The following table provides the contractual maturity profile of our on-balance sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of CIBC’s liquidity risk exposure, however this information serves to inform CIBC’s management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at January 31, 2019	Less than 1 month	1 – 3 months	3 – 6 months	6 – 9 months	9 – 12 months	1 – 2 years	2 – 5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks	$4,088	$–	$–	$–	$–	$–	$–	$–	$–	$4,088
Interest-bearing deposits with banks	12,484	–	–	–	–	–	–	–	–	12,484
Securities	3,604	1,966	3,273	2,382	2,553	7,671	34,162	27,227	26,189	109,027
Cash collateral on securities borrowed	4,962	–	–	–	–	–	–	–	–	4,962
Securities purchased under resale agreements	29,121	9,985	9,142	774	186	2,678	–	–	–	51,886
Loans
Residential mortgages	1,993	5,305	11,803	10,863	10,686	53,838	104,478	8,313	378	207,657
Personal	540	733	996	867	1,048	223	1,717	2,304	34,238	42,666
Credit card	262	524	786	786	786	3,144	6,189	–	–	12,477
Business and government	12,017	3,600	4,969	2,822	5,209	15,997	38,630	13,180	17,552	113,976
Allowance for credit losses	–	–	–	–	–	–	–	–	(1,715)	(1,715)
Derivative instruments	2,170	2,040	1,031	1,024	1,554	2,120	4,626	6,609	–	21,174
Customers’ liability under acceptances	8,610	1,265	130	6	–	–	–	–	–	10,011
Other assets	–	–	–	–	–	–	–	–	25,954	25,954
	$79,851	$25,418	$32,130	$19,524	$22,022	$85,671	$189,802	$57,633	$102,596	$614,647
October 31, 2018	$71,919	$28,094	$22,273	$28,495	$19,833	$83,405	$187,178	$53,821	$102,081	$597,099
Liabilities
Deposits (1)	$15,940	$26,990	$39,777	$31,174	$29,226	$25,183	$52,384	$8,947	$235,086	$464,707
Obligations related to securities sold short	15,435	–	–	–	–	–	–	–	–	15,435
Cash collateral on securities lent	2,660	–	–	–	–	–	–	–	–	2,660
Obligations related to securities sold under repurchase agreements	39,392	3,000	–	89	–	–	–	–	–	42,481
Derivative instruments	2,575	2,302	1,266	1,413	1,990	2,347	3,999	7,445	–	23,337
Acceptances	8,650	1,265	130	6	–	–	–	–	–	10,051
Other liabilities	–	–	–	–	–	–	–	–	15,731	15,731
Subordinated indebtedness	–	–	–	–	–	–	–	4,162	–	4,162
Equity	–	–	–	–	–	–	–	–	36,083	36,083
	$84,652	$33,557	$41,173	$32,682	$31,216	$27,530	$56,383	$20,554	$286,900	$614,647
October 31, 2018	$78,258	$33,933	$36,399	$32,776	$27,726	$29,779	$56,793	$19,607	$281,828	$597,099
(1)

Comprises $172.8 billion (October 31, 2018: $163.9 billion) of personal deposits of which $161.2 billion (October 31, 2018: $153.2 billion) are in Canada and $11.6 billion (October 31, 2018: $10.7 billion) are in other countries; $278.8 billion (October 31, 2018: $282.7 billion) of business and government deposits and secured borrowings of which $208.4 billion (October 31, 2018: $211.9 billion) are in Canada and $70.4 billion (October 31, 2018: $70.8 billion) are in other countries; and $13.1 billion (October 31, 2018: $14.4 billion) of bank deposits of which $5.1 billion (October 31, 2018: $5.9 billion) are in Canada and $8.0 billion (October 31, 2018: $8.5 billion) are in other countries.

Summary of Off-Balance Sheet Credit Related Commitments

The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at January 31, 2019	Less than 1 month	1 – 3 months	3 – 6 months	6 – 9 months	9 – 12 months	1 – 2 years	2 – 5 years	Over 5 years	No specified maturity (1)	Total
Securities lending (2)	$36,177	$3,505	$8,000	$–	$–	$–	$–	$–	$–	$47,682
Unutilized credit commitments	520	5,504	2,893	2,664	2,383	11,944	46,696	1,726	152,764	227,094
Backstop liquidity facilities	8,926	178	1,455	10	–	414	–	13	–	10,996
Standby and performance letters of credit	1,719	1,644	3,086	1,658	3,653	580	1,018	552	–	13,910
Documentary and commercial letters of credit	28	72	29	22	22	1	1	–	–	175
	$47,370	$10,903	$15,463	$4,354	$6,058	$12,939	$47,715	$2,291	$152,764	$299,857
October 31, 2018	$43,053	$22,587	$11,367	$6,716	$4,879	$11,622	$47,445	$2,449	$150,139	$300,257
(1)	Includes $118.6 billion (October 31, 2018: $116.5 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $2.7 billion (October 31, 2018: $2.7 billion) for cash because it is reported on the interim consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs

The following table provides the contractual maturities of other contractual obligations affecting our funding needs:

$ millions, as at January 31, 2019	Less than 1 month	1 – 3 months	3 – 6 months	6 – 9 months	9 – 12 months	1 – 2 years	2 – 5 years	Over 5 years	Total
Operating leases	$42	$83	$125	$124	$122	$483	$1,279	$3,385	$5,643
Purchase obligations (1)	75	229	177	180	153	477	679	116	2,086
Pension contributions (2)	16	32	49	49	–	–	–	–	146
Underwriting commitments	197	–	–	–	–	–	–	–	197
Investment commitments	–	–	2	2	5	2	3	167	181
	$330	$344	$353	$355	$280	$962	$1,961	$3,668	$8,253
October 31, 2018	$331	$304	$370	$347	$342	$970	$1,964	$3,751	$8,379
(1)

Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)

Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.